Affiliated companies and other equity-method investees - Summary of Financial Information for Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 37,942,439		¥ 35,697,312
Total liabilities	35,623,456		33,308,175
Non-interest expenses	1,575,901		1,450,902		1,037,443
Net income (loss) attributable to the companies	107,234		11,583		28,661
JAFCO, NRI, NLB and NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	2,307,795	[1],[2]	564,086	[1]
Total liabilities	1,551,699	[1],[2]	200,020	[1]
Net revenues	143,193	[2]	161,209	[3]	590,985
Non-interest expenses	69,899	[2]	105,520	[3]	535,564
Net income (loss) attributable to the companies	48,706	[2]	31,007	[3]	29,392
Fortress [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	203,332	[4]	184,650	[4]
Total liabilities	88,881	[4]	96,312	[4]
Net revenues	95,356	[4]	73,306	[4]	89,710	[4]
Non-interest expenses	73,956	[4]	166,006	[4]	154,161	[4]
Net income (loss) attributable to the companies	¥ 6,487	[4]	¥ (36,994)	[4]	¥ (24,400)	[4]

[1]	NLB's assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2012 and 2013.
[2]	NREH is accounted for by the equity method from March 2013. NREH's assets and liabilities are included however Net revenues, Non-interest expenses and Net income attributable to NREH are not included.
[3]	For NLB, financial information while it was an affiliated company of Nomura is included.
[4]	Financial information for Fortress is as of its fiscal years ended December 31, 2010, 2011 and 2012, respectively. Nomura recognizes its share of Fortress's earnings on a three-month lag.